FINANCING RECEIVABLES (Schedule of Financing Receivables by Credit Quality Indicator) (Details) (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 14,664,814	$ 14,664,814	$ 18,252,772	$ 22,661,504
Current [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	9,440,000		11,872,000	15,825,000
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	1,291,000		4,178,000	4,246,000
Poor [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 3,934,000		$ 2,203,000	$ 2,591,000